Compensation of the Management Board and the supervisory board - Compensation of the Management Board (Details)			2 Months Ended		12 Months Ended
	Jan. 01, 2021 USD ($)	Jan. 01, 2021 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€) Options shares	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2020 EUR (€) Options EquityInstruments shares	Dec. 31, 2019 EUR (€) Options EquityInstruments shares	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 EUR (€)	Dec. 31, 2018 Options
Key management personnel
Number of stock options held | Options				3,488,989		3,201,074	3,488,989					3,896,000
MB LTIP 2020
Key management personnel
Number of units or rights granted | EquityInstruments					159.607	159.607
Share-based compensation						€ 2,115,000
Number of performance shares held | shares						159,607
MB LTIP 2019
Key management personnel
Number of units or rights granted | EquityInstruments							114,999
Share-based compensation						€ 820,000	€ 656,000
Number of performance shares held | shares				114,999		114,999	114,999
Mr. Michael Brosnan
Key management personnel
Basic compensation					$ 850,000	€ 744,000
Bonus (in percentage)					30.00%	30.00%
Amount paid for fringe benefits			$ 17,000	€ 15,000	$ 257,000	€ 225,000
Period for which compensation receivable related to non-competition covenant (in years)	2 years	2 years
Amount paid for non-compete compensation	$ 553,000	€ 451,000
Future retirement pension	$ 405,000	€ 330,000
Mr. Dominik Wehner
Key management personnel
Basic compensation						€ 425,000
Bonus (in percentage)					30.00%	30.00%
Amount paid for fringe benefits						€ 35,000
Mr. Ronald Kuerbitz
Key management personnel
Amount paid for non-compete compensation						0	€ 90,000
Advisory fee						0	167,000
Future retirement pension					$ 146,000	119,000
Roberto Fuste
Key management personnel
Amount paid for pensions						274,000	274,000
Prof. Emanuele Gatti
Key management personnel
Amount paid for pensions						355,000	355,000
Dr. Ben Lipps
Key management personnel
Advisory fee							568,000
One-off payment for remaining term of agreement							1,129,000
Former members
Key management personnel
Total						629,000	2,984,000
Pension obligation				€ 37,373,000		€ 36,587,000	€ 37,373,000
Management Board
Key management personnel
Period for which compensation receivable related to non-competition covenant (in years)					2 years	2 years
Management Board | MB LTIP 2020
Key management personnel
Number of performance shares held | shares						159,607
Management Board | MB LTIP 2019
Key management personnel
Number of performance shares held | shares				102,435		102,435	102,435
Management Board | 2011 Phantom stock awards
Key management personnel
Number of phantom shares held | shares				23,336			23,336
General Partner | MB LTIP 2020
Key management personnel
Number of units or rights granted | EquityInstruments					159,607	159,607
General Partner | MB LTIP 2020 | EUR
Key management personnel
Fair value of the performance shares granted									€ 61.27
General Partner | MB LTIP 2020 | USD
Key management personnel
Fair value of the performance shares granted								$ 72.17	€ 61.94
General Partner | MB LTIP 2019
Key management personnel
Number of units or rights granted | EquityInstruments							114,999
General Partner | MB LTIP 2019 | EUR
Key management personnel
Fair value of the performance shares granted				€ 60.58			€ 60.58				€ 62.10
General Partner | MB LTIP 2019 | USD
Key management personnel
Fair value of the performance shares granted										$ 69.71	€ 6,269
General Partner | Management Board
Key management personnel
Total						€ 27,853,000	24,773,000
Non-performance-related compensation						9,942,000	7,122,000
Short-term performance related compensation						8,069,000	7,869,000
Long term incentive effects						€ 9,842,000	9,782,000
Share-based compensation							€ 2,623,000
Number of stock options held | Options				452,989		465,308	452,989
Pension obligation				€ 24,252,000		€ 28,334,000	€ 24,252,000
Amount appropriated to the pension reserves						4,082,000	€ 6,751,000
Loans and advances for future compensation						€ 0
General Partner | Management Board | Performance shares
Key management personnel
Number of performance shares held | shares				314,313		397,515	314,313
General Partner | Management Board | 2011 Phantom stock awards
Key management personnel
Number of phantom shares held | shares				23,336		0	23,336